Income Taxes (Details) - Schedule of reconciliation of the effective rate of income tax - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the effective rate of income tax [Abstract]
Income (loss) before income taxes	$ 5,525	$ (15,742)
Tax expense calculated	26.63%	26.58%
Tax expense calculated
Using statutory rates	$ 1,471	$ (4,184)
Non-deductible items	303	1,897
Difference in foreign tax rates	(8)	10
Change in deferred tax rates	(132)	1,217
Movement in tax benefits not recognized	949	(1,078)
Impact of true-up of prior year balances	1	27
Renouncement of flow-through expenditures	2,020	1,357
Other	24	(46)
Income tax expense (recovery)	$ 4,630	$ (800)